NET REVENUE (Tables)	3 Months Ended
Mar. 31, 2022
Revenue from Contracts with Customers [Abstract]
Schedule of disaggregation of revenue
The following table presents the Company’s revenue disaggregated based on revenue source and timing of revenue recognition. The Company believes these categories best depict how the nature, timing, and uncertainty of revenue cash flows are affected by economic factors.

	Three Months Ended March 31,
	2021	2022
Type of goods and services:
Wafer fabrication	$1,328	$1,825
Engineering and other pre-fabrication services	90	115
	$1,418	$1,940

Timing of revenue recognition:
Revenue recognized over time	$82	$127
Revenue recognized at a point in time	1,336	1,813
	$1,418	$1,940